[LOGO]
[THE HARTFORD]

August 6, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-8629

Attention: Division of Investment Management

Re:                         See Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                The Prospectus Supplement that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                The text of the Registrant’s most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on August 1, 2014.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-5910.

Very truly yours,

/s/ Sharon Tomko

Sharon Tomko

PM, Registered Product Filings

Exhibit A

Hartford Life Insurance Company Separate Account Seven

File No. 333-176150	HPRM III
Huntington HPRM III
File No. 333-176149	HPRM Select III
File No. 333-174678	HPRM Foundation O-Share
File No. 333-168986	HPRM II
Huntington HPRM II
File No. 333-168990	HPRM Select II
File No. 333-168988	HPRM V-A II
File No. 333-148564	HPRM I
Huntington HPRM I
HPRM Select I
File No. 333-159545	HPRM V-A I
File No. 333-136547	HPRM Foundation II
File No. 333-148570	Hartford Leaders IV
Hartford Leaders Platinum I
Hartford Leaders / Chase III
Huntington Hartford Leaders II
Hartford Leaders Ultra
Hartford Leaders Select II
File No. 333-148554	Hartford Leaders Edge IV

Hartford Life and Annuity Insurance Company Separate Account Seven

File No. 333-176152	HPRM III
File No. 333-174679	HPRM Foundation O-Share
File No. 333-168987	HPRM II
File No. 333-168989	HPRM V-A II
File No. 333-148565	HPRM I
File No. 333-159547	HPRM V-A I
File No. 333-136548	HPRM Foundation II
File No. 333-148561	Hartford Leaders IV
File No. 333-148555	Hartford Leaders Edge IV

Hartford Life Insurance Company Separate Account Three

File No. 333-136543	The Director Horizon
File No. 333-119414	Director M
Director M Platinum
AmSouth VA M
The Director M Select
The Huntington Director M
Fifth Third Director M
Wells Fargo Director M
Classic Director M
Director M Ultra
File No. 333-119419	Director M Access
File No. 333-119415	Director M Edge
File No. 333-119422	The Director M Plus
AmSouth VA M Plus
The Director M Select Plus

File No. 333-119417	The Director M Outlook
Director M Platinum Outlook
AmSouth VA M Outlook
The Director M Select Outlook
Huntington Director M Outlook
Wells Fargo Director M Outlook
Classic Director M Outlook

Hartford Life and Annuity Insurance Company Separate Account Three

File No. 333-136545	The Director Horizon
File No. 333-119418	Director M
Wells Fargo Director M
File No. 333-119423	Director M Access
File No. 333-119420	Director M Edge
File No. 333-119416	The Director M Plus
File No. 333-119421	The Director M Outlook
Wells Fargo Director M Outlook